Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	Boxlight Corp
Entity Central Index Key	0001624512
Document Type	S-1/A
Document Period End Date	Sep. 30, 2018
Amendment Flag	true
Amendment Description	Amendment No. 2
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Trading Symbol	BOXL
Document Fiscal Year Focus	2018